Consolidated Statements of Changes in Equity - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Statutory Reserve Member [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2014	$ 62,476,789	$ 20,000	$ 9,473,230	$ 3,515,420	$ 5,377,637	$ 40,935,229	$ 3,155,273
Balance (In Shares) at Dec. 31, 2014		20,000,000
Issuance of common stock	5,663,122	$ 1,600	5,661,522	0	0	0	0
Issuance of common stock (in shares)		1,600,000
Issuance of common stock under service agreements	17,028,000	$ 1,200	17,026,800	0	0	0	0
Issuance of common stock under service agreements (in shares)		1,200,000
Cancellation of common stock upon termination of service agreements	(17,028,000)	$ (1,200)	(17,026,800)	0	0	0	0
Cancellation of common stock upon termination of service agreements (in shares)		(1,200,000)
Appropriation of retained earnings to statutory reserve fund	0	$ 0	0	0	1,023,598	(1,023,598)	0
Foreign currency translation losses	(3,977,179)	0	0	(3,778,320)	0	0	(198,859)
Net income for the year	8,926,753	0	0	0	0	8,438,825	487,928
Balance at Dec. 31, 2015	73,089,485	$ 21,600	15,134,752	(262,900)	6,401,235	48,350,456	3,444,342
Balance (In Shares) at Dec. 31, 2015		21,600,000
Issuance of common stock	7,957,100	$ 1,693	7,955,407	0	0	0	0
Issuance of common stock (in shares)		1,693,000
Appropriation of retained earnings to statutory reserve fund	0	$ 0	0	0	60,553	(60,553)
Foreign currency translation losses	(5,448,209)	0	0	(5,209,796)	0	0	(238,413)
Net income for the year	4,607,693	$ 0	0	0	0	4,299,251	308,442
Stock issuance for minority interest buyback (in shares)		1,018,935
Stock issuance for minority interest buyback	0	$ 1,019	2,159,123	0	0	0	(2,160,142)
Gain on minority interest buyback	0	0	1,354,229	0	0	0	(1,354,229)
Balance at Dec. 31, 2016	$ 80,206,069	$ 24,312	$ 26,603,511	$ (5,472,696)	$ 6,461,788	$ 52,589,154	$ 0
Balance (In Shares) at Dec. 31, 2016	26,811,935	24,311,935